Common stock (Details 1) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Class of Stock [Line Items]
Treasury Stock Value outstanding	$ 91,452
Restricted stock issued	0	0	0
Treasury Stock Value outstanding	82,008	91,452
Class Common Stock [Member]
Class of Stock [Line Items]
Repurchase of common stock (in shares)	0		0
Restricted stock issued (In shares)	0	0	0
Exercised stock options - compensation plans (in shares)	0	0	0
Restricted stock units - vested (in shares)	0	0	0
Common Class B [Member]
Class of Stock [Line Items]
Repurchase of common stock (in shares)	0		0
Restricted stock issued (In shares)	0	0	0
Exercised stock options - compensation plans (in shares)	0	0	0
Restricted stock units - vested (in shares)	0	0	0
Common Class E [Member]
Class of Stock [Line Items]
Repurchase of common stock (in shares)	1,083		0
Restricted stock issued (In shares)	(28,500)	(32,317)	(25,541)
Exercised stock options - compensation plans (in shares)	(276,079)	(895,674)	(325,996)
Restricted stock units - vested (in shares)	124,490	85,249	69,865
Common Class F [Member]
Class of Stock [Line Items]
Repurchase of common stock (in shares)	0		0
Restricted stock issued (In shares)	0	0	0
Exercised stock options - compensation plans (in shares)	0	0	0
Restricted stock units - vested (in shares)	0	0	0
Common Stock [Member]
Class of Stock [Line Items]
Repurchase of common stock (in shares)	1,083		0
Restricted stock issued (In shares)	(28,500)	(32,317)	(25,541)
Exercised stock options - compensation plans (in shares)	(276,079)	(895,674)	(325,996)
Restricted stock units - vested (in shares)	124,490	85,249	69,865
Treasury stock
Class of Stock [Line Items]
Treasury Stock Value outstanding	91,452	115,617	125,667
Treasury Stock, outstanding (in shares)	3,834,658	4,847,898	5,269,300
Repurchase of common stock	27		0
Repurchase of common stock (in shares)	1,083		0
Restricted stock issued	(629)	(771)	(609)
Restricted stock issued (In shares)	(28,500)	(32,317)	(25,541)
Exercised stock options - compensation plans	(6,094)	(21,361)	(7,775)
Exercised stock options - compensation plans (in shares)	(276,079)	(895,674)	(325,996)
Restricted stock units - vested	(2,748)	(2,033)	(1,666)
Restricted stock units - vested (in shares)	(124,490)	(85,249)	(69,865)
Treasury Stock Value outstanding	82,008	91,452	115,617
Treasury Stock, outstanding (in shares)	3,406,672	3,834,658	4,847,898
Treasury stock | Class Common Stock [Member]
Class of Stock [Line Items]
Treasury Stock Value outstanding	10,708	10,708	10,708
Treasury Stock, outstanding (in shares)	318,140	318,140	318,140
Repurchase of common stock	0		0
Repurchase of common stock (in shares)	0		0
Restricted stock issued	0	0	0
Restricted stock issued (In shares)	0	0	0
Exercised stock options - compensation plans	0	0	0
Exercised stock options - compensation plans (in shares)	0	0	0
Restricted stock units - vested	0	0	0
Restricted stock units - vested (in shares)	0	0	0
Treasury Stock Value outstanding	10,708	10,708	10,708
Treasury Stock, outstanding (in shares)	318,140	318,140	318,140
Treasury stock | Common Class B [Member]
Class of Stock [Line Items]
Treasury Stock Value outstanding	15,655	15,655	15,655
Treasury Stock, outstanding (in shares)	568,010	568,010	568,010
Repurchase of common stock	0		0
Repurchase of common stock (in shares)	0		0
Restricted stock issued	0	0	0
Restricted stock issued (In shares)	0	0	0
Exercised stock options - compensation plans	0	0	0
Exercised stock options - compensation plans (in shares)	0	0	0
Restricted stock units - vested	0	0	0
Restricted stock units - vested (in shares)	0	0	0
Treasury Stock Value outstanding	15,655	15,655	15,655
Treasury Stock, outstanding (in shares)	568,010	568,010	568,010
Treasury stock | Common Class E [Member]
Class of Stock [Line Items]
Treasury Stock Value outstanding	65,089	89,254	99,304
Treasury Stock, outstanding (in shares)	2,948,508	3,961,748	4,383,150
Repurchase of common stock	27		0
Repurchase of common stock (in shares)	1,083		0
Restricted stock issued	(629)	(771)	(609)
Restricted stock issued (In shares)	(28,500)	(32,317)	(25,541)
Exercised stock options - compensation plans	(6,094)	(21,361)	(7,775)
Exercised stock options - compensation plans (in shares)	(276,079)	(895,674)	(325,996)
Restricted stock units - vested	(2,748)	(2,033)	(1,666)
Restricted stock units - vested (in shares)	(124,490)	(85,249)	(69,865)
Treasury Stock Value outstanding	$ 55,645	$ 65,089	$ 89,254
Treasury Stock, outstanding (in shares)	2,520,522	2,948,508	3,961,748